Retail ABC | Wells Fargo Advantage International Bond
Investment Objective
The Fund seeks total return, consisting of income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges"on pages 17 and 20 of the Prospectus and "Additional Purchase and Redemption Information" on page 38 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Retail ABC Wells Fargo Advantage International Bond	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail ABC Wells Fargo Advantage International Bond		Class A	Class B	Class C
Management Fees		0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses		1.11%	1.86%	1.86%
Fee Waivers		(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.03%	1.78%	1.78%
[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage International Bond Retail ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	550	771	1,019	1,727
Class B	681	869	1,191	1,878
Class C	281	569	991	2,166

Expense Example, No Redemption Wells Fargo Advantage International Bond Retail ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	181	569	991	1,878
Class C	181	569	991	2,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, we invest at least 80% of the Fund's net assets in foreign debt securities, including obligations of governments, corporate entities or supranational agencies, denominated in various currencies. We will invest in at least three countries or supranational agencies. We may also invest in investment-grade and below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of both U.S. and foreign issuers. We may invest up to 35% of the Fund's total assets in debt securities that are below investment grade. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least B- by Standard & Poor's or B3 by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may invest up to 5% of the Fund's total assets in debt obligations or similar securities denominated in the currencies of developing countries. Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain exposure, for hedging purposes or to manage risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.
We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 5 and 14 years, and a dollar-weighted average effective duration of 3 1/2 to 10 years.
We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the global bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process.
Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2002  +11.71%

Lowest Quarter: 3rd Quarter 2008   -5.25%

Average Annual Total Returns Wells Fargo Advantage International Bond Retail ABC	Inception Date	1 Year	5 Years	10 Years
Class A	Sep 30, 2003	2.49%	6.68%	8.07%
Class A After Taxes on Distributions		0.70%	4.79%	6.20%
Class A After Taxes on Distributions and Sales		1.59%	4.60%	5.87%
Class B	Sep 30, 2003	1.44%	6.57%	8.03%
Class C	Sep 30, 2003	5.44%	6.87%	7.78%
BofA Merrill Lynch Global Broad Market ex US Index (USD) (reflects no deduction for fees, expenses, or taxes)		4.78%	7.27%	7.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Institutional | Wells Fargo Advantage International Bond
Investment Objective
The Fund seeks total return, consisting of income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage International Bond	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage International Bond		Institutional
Management Fees		0.53%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		0.78%
Fee Waivers		(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.73%
[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage International Bond (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	75	239	423	956

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, we invest at least 80% of the Fund's net assets in foreign debt securities, including obligations of governments, corporate entities or supranational agencies, denominated in various currencies. We will invest in at least three countries or supranational agencies. We may also invest in investment-grade and below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of both U.S. and foreign issuers. We may invest up to 35% of the Fund's total assets in debt securities that are below investment grade. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least B- by Standard & Poor's or B3 by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may invest up to 5% of the Fund's total assets in debt obligations or similar securities denominated in the currencies of developing countries. Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain exposure, for hedging purposes or to manage risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.
We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 5 and 14 years, and a dollar-weighted average effective duration of 3 1/2 to 10 years.
We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the global bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process.
Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 2nd Quarter 2002  +11.79%

Lowest Quarter: 3rd Quarter 2008   -5.28%

Average Annual Total Returns Wells Fargo Advantage International Bond	Inception Date	1 Year	5 Years	10 Years
Institutional	Dec 15, 1993	7.55%	7.93%	8.85%
Institutional After Taxes on Distributions		5.56%	5.93%	6.90%
Institutional After Taxes on Distributions and Sales		4.88%	5.62%	6.53%
Institutional BofA Merrill Lynch Global Broad Market ex US Index (USD) (reflects no deduction for fees, expenses, or taxes)		4.78%	7.27%	7.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Admin | Wells Fargo Advantage International Bond
Investment Objective
The Fund seeks total return, consisting of income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage International Bond	Admin Class Admin
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage International Bond		Admin Class Admin
Management Fees		0.53%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.52%
Total Annual Fund Operating Expenses		1.05%
Fee Waivers		(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.85%
[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage International Bond (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Class Admin	87	293	540	1,245

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, we invest at least 80% of the Fund's net assets in foreign debt securities, including obligations of governments, corporate entities or supranational agencies, denominated in various currencies. We will invest in at least three countries or supranational agencies. We may also invest in investment-grade and below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of both U.S. and foreign issuers. We may invest up to 35% of the Fund's total assets in debt securities that are below investment grade. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least B- by Standard & Poor's or B3 by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may invest up to 5% of the Fund's total assets in debt obligations or similar securities denominated in the currencies of developing countries. Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain exposure, for hedging purposes or to manage risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.
We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 5 and 14 years, and a dollar-weighted average effective duration of 3 1/2 to 10 years.
We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the global bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process.
Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2002    +11.79%

Lowest Quarter: 3rd Quarter 2008     -5.28%

Average Annual Total Returns Wells Fargo Advantage International Bond Admin	Inception Date	1 Year	5 Years	10 Years
Admin Class	Jul 30, 2010	7.45%	7.81%	8.73%
Admin Class After Taxes on Distributions		5.46%	5.81%	6.78%
Admin Class After Taxes on Distributions and Sales		4.81%	5.52%	6.42%
BofA Merrill Lynch Global Broad Market ex US Index (USD) (reflects no deduction for fees, expenses, or taxes)		4.78%	7.27%	7.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Admin | Wells Fargo Advantage International Bond
Investment Objective
The Fund seeks total return, consisting of income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage International Bond	Admin Class Admin
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage International Bond		Admin Class Admin
Management Fees		0.53%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.52%
Total Annual Fund Operating Expenses		1.05%
Fee Waivers		(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.85%
[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage International Bond (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Class Admin	87	293	540	1,245

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, we invest at least 80% of the Fund's net assets in foreign debt securities, including obligations of governments, corporate entities or supranational agencies, denominated in various currencies. We will invest in at least three countries or supranational agencies. We may also invest in investment-grade and below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of both U.S. and foreign issuers. We may invest up to 35% of the Fund's total assets in debt securities that are below investment grade. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least B- by Standard & Poor's or B3 by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may invest up to 5% of the Fund's total assets in debt obligations or similar securities denominated in the currencies of developing countries. Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain exposure, for hedging purposes or to manage risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.
We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 5 and 14 years, and a dollar-weighted average effective duration of 3 1/2 to 10 years.
We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the global bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process.
Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2002    +11.79%

Lowest Quarter: 3rd Quarter 2008     -5.28%

Average Annual Total Returns Wells Fargo Advantage International Bond Admin	Inception Date	1 Year	5 Years	10 Years
Admin Class	Jul 30, 2010	7.45%	7.81%	8.73%
Admin Class After Taxes on Distributions		5.46%	5.81%	6.78%
Admin Class After Taxes on Distributions and Sales		4.81%	5.52%	6.42%
BofA Merrill Lynch Global Broad Market ex US Index (USD) (reflects no deduction for fees, expenses, or taxes)		4.78%	7.27%	7.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Institutional | Wells Fargo Advantage International Bond
Investment Objective
The Fund seeks total return, consisting of income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage International Bond	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage International Bond		Institutional
Management Fees		0.53%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		0.78%
Fee Waivers		(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.73%
[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage International Bond (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	75	239	423	956

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, we invest at least 80% of the Fund's net assets in foreign debt securities, including obligations of governments, corporate entities or supranational agencies, denominated in various currencies. We will invest in at least three countries or supranational agencies. We may also invest in investment-grade and below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of both U.S. and foreign issuers. We may invest up to 35% of the Fund's total assets in debt securities that are below investment grade. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least B- by Standard & Poor's or B3 by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may invest up to 5% of the Fund's total assets in debt obligations or similar securities denominated in the currencies of developing countries. Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain exposure, for hedging purposes or to manage risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.
We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 5 and 14 years, and a dollar-weighted average effective duration of 3 1/2 to 10 years.
We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the global bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process.
Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 2nd Quarter 2002  +11.79%

Lowest Quarter: 3rd Quarter 2008   -5.28%

Average Annual Total Returns Wells Fargo Advantage International Bond	Inception Date	1 Year	5 Years	10 Years
Institutional	Dec 15, 1993	7.55%	7.93%	8.85%
Institutional After Taxes on Distributions		5.56%	5.93%	6.90%
Institutional After Taxes on Distributions and Sales		4.88%	5.62%	6.53%
Institutional BofA Merrill Lynch Global Broad Market ex US Index (USD) (reflects no deduction for fees, expenses, or taxes)		4.78%	7.27%	7.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Retail ABC | Wells Fargo Advantage International Bond
Investment Objective
The Fund seeks total return, consisting of income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges"on pages 17 and 20 of the Prospectus and "Additional Purchase and Redemption Information" on page 38 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Retail ABC Wells Fargo Advantage International Bond	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail ABC Wells Fargo Advantage International Bond		Class A	Class B	Class C
Management Fees		0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses		1.11%	1.86%	1.86%
Fee Waivers		(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.03%	1.78%	1.78%
[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage International Bond Retail ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	550	771	1,019	1,727
Class B	681	869	1,191	1,878
Class C	281	569	991	2,166

Expense Example, No Redemption Wells Fargo Advantage International Bond Retail ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	181	569	991	1,878
Class C	181	569	991	2,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, we invest at least 80% of the Fund's net assets in foreign debt securities, including obligations of governments, corporate entities or supranational agencies, denominated in various currencies. We will invest in at least three countries or supranational agencies. We may also invest in investment-grade and below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of both U.S. and foreign issuers. We may invest up to 35% of the Fund's total assets in debt securities that are below investment grade. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least B- by Standard & Poor's or B3 by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may invest up to 5% of the Fund's total assets in debt obligations or similar securities denominated in the currencies of developing countries. Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain exposure, for hedging purposes or to manage risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.
We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 5 and 14 years, and a dollar-weighted average effective duration of 3 1/2 to 10 years.
We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the global bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process.
Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2002  +11.71%

Lowest Quarter: 3rd Quarter 2008   -5.25%

Average Annual Total Returns Wells Fargo Advantage International Bond Retail ABC	Inception Date	1 Year	5 Years	10 Years
Class A	Sep 30, 2003	2.49%	6.68%	8.07%
Class A After Taxes on Distributions		0.70%	4.79%	6.20%
Class A After Taxes on Distributions and Sales		1.59%	4.60%	5.87%
Class B	Sep 30, 2003	1.44%	6.57%	8.03%
Class C	Sep 30, 2003	5.44%	6.87%	7.78%
BofA Merrill Lynch Global Broad Market ex US Index (USD) (reflects no deduction for fees, expenses, or taxes)		4.78%	7.27%	7.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Shareholder Fees (Wells Fargo Advantage International Bond)	0 Months Ended
Feb. 28, 2011
Admin | Admin Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Institutional | Institutional
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail ABC | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail ABC | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
Retail ABC | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (Wells Fargo Advantage International Bond)	0 Months Ended
	Feb. 28, 2011
Admin | Admin Class
Operating Expenses:
Management Fees	0.53%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.52%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	(0.20%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%	[1]
Institutional | Institutional
Operating Expenses:
Management Fees	0.53%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.25%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.73%	[1]
Retail ABC | Class A
Operating Expenses:
Management Fees	0.53%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.58%
Total Annual Fund Operating Expenses	1.11%
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.03%	[1]
Retail ABC | Class B
Operating Expenses:
Management Fees	0.53%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.58%
Total Annual Fund Operating Expenses	1.86%
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.78%	[1]
Retail ABC | Class C
Operating Expenses:
Management Fees	0.53%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.58%
Total Annual Fund Operating Expenses	1.86%
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.78%	[1]

[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Annual Total Returns (Wells Fargo Advantage International Bond)	0 Months Ended
Feb. 28, 2011
Admin
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Returns for the periods ended 12/31/2010
Admin | Admin Class
Bar Chart Table:
Annual Return 2001	1.04%
Annual Return 2002	23.61%
Annual Return 2003	21.20%
Annual Return 2004	14.00%
Annual Return 2005	(7.58%)
Annual Return 2006	4.14%
Annual Return 2007	9.43%
Annual Return 2008	8.61%
Annual Return 2009	10.01%
Annual Return 2010	7.52%
Institutional
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Returns for the periods ended 12/31/2010
Institutional | Institutional
Bar Chart Table:
Annual Return 2001	1.04%
Annual Return 2002	23.61%
Annual Return 2003	21.20%
Annual Return 2004	14.00%
Annual Return 2005	(7.58%)
Annual Return 2006	4.14%
Annual Return 2007	9.43%
Annual Return 2008	8.61%
Annual Return 2009	10.01%
Annual Return 2010	7.55%
Retail ABC
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Retail ABC | Class A
Bar Chart Table:
Annual Return 2001	0.74%
Annual Return 2002	23.24%
Annual Return 2003	20.98%
Annual Return 2004	13.60%
Annual Return 2005	(7.86%)
Annual Return 2006	3.92%
Annual Return 2007	9.12%
Annual Return 2008	8.37%
Annual Return 2009	9.73%
Annual Return 2010	7.30%

Average Annual Total Returns (Wells Fargo Advantage International Bond)	0 Months Ended
Feb. 28, 2011
Admin | Admin Class
Average Annual Return:
1 Year	7.45%
5 Years	7.81%
10 Years	8.73%
Inception Date	Jul 30, 2010
Admin | Admin Class | After Taxes on Distributions
Average Annual Return:
1 Year	5.46%
5 Years	5.81%
10 Years	6.78%
Admin | Admin Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.81%
5 Years	5.52%
10 Years	6.42%
Admin | BofA Merrill Lynch Global Broad Market ex US Index (USD) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.78%
5 Years	7.27%
10 Years	7.71%
Institutional | Institutional
Average Annual Return:
1 Year	7.55%
5 Years	7.93%
10 Years	8.85%
Inception Date	Dec 15, 1993
Institutional | Institutional | After Taxes on Distributions
Average Annual Return:
1 Year	5.56%
5 Years	5.93%
10 Years	6.90%
Institutional | Institutional | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.88%
5 Years	5.62%
10 Years	6.53%
Institutional | BofA Merrill Lynch Global Broad Market ex US Index (USD) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.78%
5 Years	7.27%
10 Years	7.71%
Retail ABC | Class A
Average Annual Return:
1 Year	2.49%
5 Years	6.68%
10 Years	8.07%
Inception Date	Sep 30, 2003
Retail ABC | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	0.70%
5 Years	4.79%
10 Years	6.20%
Retail ABC | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.59%
5 Years	4.60%
10 Years	5.87%
Retail ABC | Class B
Average Annual Return:
1 Year	1.44%
5 Years	6.57%
10 Years	8.03%
Inception Date	Sep 30, 2003
Retail ABC | Class C
Average Annual Return:
1 Year	5.44%
5 Years	6.87%
10 Years	7.78%
Inception Date	Sep 30, 2003
Retail ABC | BofA Merrill Lynch Global Broad Market ex US Index (USD) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.78%
5 Years	7.27%
10 Years	7.71%

Market Index Performance (Admin, S000029097 Member, BofA Merrill Lynch Global Broad Market ex US Index (USD) (reflects no deduction for fees, expenses, or taxes))	0 Months Ended
Feb. 28, 2011
Average Annual Return:
1 Year	4.78%
5 Years	7.27%
10 Years	7.71%

Market Index Performance (Institutional, S000029097 Member, BofA Merrill Lynch Global Broad Market ex US Index (USD) (reflects no deduction for fees, expenses, or taxes))	0 Months Ended
Feb. 28, 2011
Average Annual Return:
1 Year	4.78%
5 Years	7.27%
10 Years	7.71%

Market Index Performance (Retail ABC, S000029097 Member, BofA Merrill Lynch Global Broad Market ex US Index (USD) (reflects no deduction for fees, expenses, or taxes))	0 Months Ended
Feb. 28, 2011
Average Annual Return:
1 Year	4.78%
5 Years	7.27%
10 Years	7.71%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Admin | Wells Fargo Advantage International Bond
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest at least 80% of the Fund's net assets in foreign debt securities, including obligations of governments, corporate entities or supranational agencies, denominated in various currencies. We will invest in at least three countries or supranational agencies. We may also invest in investment-grade and below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of both U.S. and foreign issuers. We may invest up to 35% of the Fund's total assets in debt securities that are below investment grade. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least B- by Standard & Poor's or B3 by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may invest up to 5% of the Fund's total assets in debt obligations or similar securities denominated in the currencies of developing countries. Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain exposure, for hedging purposes or to manage risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.
We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 5 and 14 years, and a dollar-weighted average effective duration of 3 1/2 to 10 years.
We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the global bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process.
Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Returns for the periods ended 12/31/2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2002    +11.79%

Lowest Quarter: 3rd Quarter 2008     -5.28%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Admin | Wells Fargo Advantage International Bond | Admin Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	540
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,245
Annual Return 2001	rr_AnnualReturn2001	1.04%
Annual Return 2002	rr_AnnualReturn2002	23.61%
Annual Return 2003	rr_AnnualReturn2003	21.20%
Annual Return 2004	rr_AnnualReturn2004	14.00%
Annual Return 2005	rr_AnnualReturn2005	(7.58%)
Annual Return 2006	rr_AnnualReturn2006	4.14%
Annual Return 2007	rr_AnnualReturn2007	9.43%
Annual Return 2008	rr_AnnualReturn2008	8.61%
Annual Return 2009	rr_AnnualReturn2009	10.01%
Annual Return 2010	rr_AnnualReturn2010	7.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.28%)
1 Year	rr_AverageAnnualReturnYear01	7.45%
5 Years	rr_AverageAnnualReturnYear05	7.81%
10 Years	rr_AverageAnnualReturnYear10	8.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Admin | Wells Fargo Advantage International Bond | Admin Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.46%
5 Years	rr_AverageAnnualReturnYear05	5.81%
10 Years	rr_AverageAnnualReturnYear10	6.78%
Admin | Wells Fargo Advantage International Bond | Admin Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.81%
5 Years	rr_AverageAnnualReturnYear05	5.52%
10 Years	rr_AverageAnnualReturnYear10	6.42%
Admin | Wells Fargo Advantage International Bond | BofA Merrill Lynch Global Broad Market ex US Index (USD) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.78%
5 Years	rr_AverageAnnualReturnYear05	7.27%
10 Years	rr_AverageAnnualReturnYear10	7.71%
Institutional | Wells Fargo Advantage International Bond
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest at least 80% of the Fund's net assets in foreign debt securities, including obligations of governments, corporate entities or supranational agencies, denominated in various currencies. We will invest in at least three countries or supranational agencies. We may also invest in investment-grade and below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of both U.S. and foreign issuers. We may invest up to 35% of the Fund's total assets in debt securities that are below investment grade. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least B- by Standard & Poor's or B3 by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may invest up to 5% of the Fund's total assets in debt obligations or similar securities denominated in the currencies of developing countries. Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain exposure, for hedging purposes or to manage risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.
We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 5 and 14 years, and a dollar-weighted average effective duration of 3 1/2 to 10 years.
We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the global bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process.
Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Returns for the periods ended 12/31/2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2002  +11.79%

Lowest Quarter: 3rd Quarter 2008   -5.28%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Advantage International Bond | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.73%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	239
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	423
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	956
Annual Return 2001	rr_AnnualReturn2001	1.04%
Annual Return 2002	rr_AnnualReturn2002	23.61%
Annual Return 2003	rr_AnnualReturn2003	21.20%
Annual Return 2004	rr_AnnualReturn2004	14.00%
Annual Return 2005	rr_AnnualReturn2005	(7.58%)
Annual Return 2006	rr_AnnualReturn2006	4.14%
Annual Return 2007	rr_AnnualReturn2007	9.43%
Annual Return 2008	rr_AnnualReturn2008	8.61%
Annual Return 2009	rr_AnnualReturn2009	10.01%
Annual Return 2010	rr_AnnualReturn2010	7.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.28%)
1 Year	rr_AverageAnnualReturnYear01	7.55%
5 Years	rr_AverageAnnualReturnYear05	7.93%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 1993
Institutional | Wells Fargo Advantage International Bond | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.56%
5 Years	rr_AverageAnnualReturnYear05	5.93%
10 Years	rr_AverageAnnualReturnYear10	6.90%
Institutional | Wells Fargo Advantage International Bond | Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	5.62%
10 Years	rr_AverageAnnualReturnYear10	6.53%
Institutional | Wells Fargo Advantage International Bond | BofA Merrill Lynch Global Broad Market ex US Index (USD) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.78%
5 Years	rr_AverageAnnualReturnYear05	7.27%
10 Years	rr_AverageAnnualReturnYear10	7.71%
Retail ABC | Wells Fargo Advantage International Bond
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges"on pages 17 and 20 of the Prospectus and "Additional Purchase and Redemption Information" on page 38 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges"on pages 17 and 20 of the Prospectus and "Additional Purchase and Redemption Information" on page 38 of the Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest at least 80% of the Fund's net assets in foreign debt securities, including obligations of governments, corporate entities or supranational agencies, denominated in various currencies. We will invest in at least three countries or supranational agencies. We may also invest in investment-grade and below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of both U.S. and foreign issuers. We may invest up to 35% of the Fund's total assets in debt securities that are below investment grade. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least B- by Standard & Poor's or B3 by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may invest up to 5% of the Fund's total assets in debt obligations or similar securities denominated in the currencies of developing countries. Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain exposure, for hedging purposes or to manage risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.
We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 5 and 14 years, and a dollar-weighted average effective duration of 3 1/2 to 10 years.
We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the global bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process.
Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2002  +11.71%

Lowest Quarter: 3rd Quarter 2008   -5.25%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail ABC | Wells Fargo Advantage International Bond | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.03%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	550
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	771
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,019
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,727
Annual Return 2001	rr_AnnualReturn2001	0.74%
Annual Return 2002	rr_AnnualReturn2002	23.24%
Annual Return 2003	rr_AnnualReturn2003	20.98%
Annual Return 2004	rr_AnnualReturn2004	13.60%
Annual Return 2005	rr_AnnualReturn2005	(7.86%)
Annual Return 2006	rr_AnnualReturn2006	3.92%
Annual Return 2007	rr_AnnualReturn2007	9.12%
Annual Return 2008	rr_AnnualReturn2008	8.37%
Annual Return 2009	rr_AnnualReturn2009	9.73%
Annual Return 2010	rr_AnnualReturn2010	7.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.25%)
1 Year	rr_AverageAnnualReturnYear01	2.49%
5 Years	rr_AverageAnnualReturnYear05	6.68%
10 Years	rr_AverageAnnualReturnYear10	8.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
Retail ABC | Wells Fargo Advantage International Bond | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.70%
5 Years	rr_AverageAnnualReturnYear05	4.79%
10 Years	rr_AverageAnnualReturnYear10	6.20%
Retail ABC | Wells Fargo Advantage International Bond | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.59%
5 Years	rr_AverageAnnualReturnYear05	4.60%
10 Years	rr_AverageAnnualReturnYear10	5.87%
Retail ABC | Wells Fargo Advantage International Bond | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.78%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	869
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	991
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,878
1 Year	rr_AverageAnnualReturnYear01	1.44%
5 Years	rr_AverageAnnualReturnYear05	6.57%
10 Years	rr_AverageAnnualReturnYear10	8.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
Retail ABC | Wells Fargo Advantage International Bond | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.78%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	281
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	991
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,166
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	991
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,166
1 Year	rr_AverageAnnualReturnYear01	5.44%
5 Years	rr_AverageAnnualReturnYear05	6.87%
10 Years	rr_AverageAnnualReturnYear10	7.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
Retail ABC | Wells Fargo Advantage International Bond | BofA Merrill Lynch Global Broad Market ex US Index (USD) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.78%
5 Years	rr_AverageAnnualReturnYear05	7.27%
10 Years	rr_AverageAnnualReturnYear10	7.71%
[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.